Stock-Based Compensation	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION FOR KEY EMPLOYEES
We have stock-based awards outstanding in the form of performance shares and performance units. In March 2007, WGL adopted a shareholder-approved Omnibus Incentive Compensation Plan (Omnibus Plan) to replace, on a prospective basis, the 1999 Plan. Stock options, stock appreciation rights, restricted stock, deferred stock and stock as a bonus in lieu of other awards, dividend equivalents, other stock-based awards and cash awards may be granted under the Omnibus Plan. The Omnibus Plan allows WGL to issue up to 1,700,000 shares of common stock, subject to adjustment as provided by the plan, to persons including officers and key employees, designated by the Human Resources Committee of the Board of Directors. Refer to Note 6—Common Stock—WGL for amounts remaining to be issued under these plans.
During the fiscal year ended September 30, 2015, we granted performance shares and performance units under the Omnibus Plan. We have not issued stock options under either plan since October 2006.
For both performance shares and performance units issued through September 30, 2015, the actual award that may be earned varies based on the total shareholder return of WGL relative to a selected peer group of companies. These performance awards generally vest three years from the date of grant. Performance shares earned are paid in shares of common stock of WGL. Performance units are earned pursuant to terms of the grant, are paid in cash and are valued at $1.00 per performance unit. Performance units and performance shares provide for accelerated vesting upon a change in control of WGL under certain circumstances. We generally issue new shares of common stock to provide for redemption of performance shares; however, we may, from time to time, repurchase shares of our common stock on the open market in order to meet these requirements. Performance shares are accounted for as equity awards, and performance units are accounted for as liability awards as they are settled in cash.

For the fiscal years ended September 30, 2015, 2014 and 2013, we recognized stock-based compensation expense of $15.5 million, $3.4 million and $6.5 million, net of related income tax benefits of $6.2 million, $1.3 million and $2.6 million, respectively.
As of September 30, 2015, total unrecognized compensation expense related to stock-based awards granted was $11.4 million. Performance shares and performance units comprised $4.4 million and $7.0 million of total unrecognized compensation expense, respectively. The total unrecognized compensation expense is expected to be recognized over a weighted average cost period of 1.7 years for performance shares and performance units.
Performance Shares
The following table summarizes information regarding performance share activity during the fiscal year ended September 30, 2015.

Performance Share Activity
	Year Ended September 30, 2015
	Number of Shares(a)	Weighted Average Grant- Date Fair Value
Non-vested and outstanding, beginning of year	301,378	$40.57
Granted	113,626	44.44
Vested	—	—
Cancelled/forfeited	(110,915)	39.71
Non-vested and outstanding, end of year	304,089	$44.49
(a)The number of common shares issued related to performance shares may range from zero to 200 percent of the number of shares shown in the table above based on our achievement of performance goals for total shareholder return relative to a selected peer group of companies.
The total fair value of the performance shares outstanding at September 30, 2015 for the shares expected to vest in the future was $12.9 million. There were no performance shares vested during the years ended September 30, 2015 and 2013. The total intrinsic value of performance shares vested during the year ended September 30, 2014 was $2.2 million.
We measure compensation expense related to performance shares based on the fair value of these awards at their date of grant. Compensation expense for performance shares is recognized for awards that ultimately vest and is not adjusted based on the actual achievement of performance goals. We estimated the fair value of performance shares on the date of grant using a Monte Carlo simulation model and the following assumptions:

Fair Value Assumptions
Years Ended September 30,	2015	2014	2013
Expected stock-price volatility	18.30%	19.10%	19.40%
Dividend yield	4.18%	3.93%	3.98%
Weighted average grant-date fair value	$44.44	$42.88	$39.73

Expected stock-price volatility is based on the daily historical volatility of our common shares for the past three fiscal years. The dividend yield represents our annualized dividend yield on the closing market price of our common stock at the date of the grant.
Performance Units
Our performance units are liability awards as they settle in cash; therefore, we measure and record compensation expense for these awards based on their fair value at the end of each period until their vesting date. Consequently, fluctuations in earnings may result that do not occur under the accounting requirements for our performance shares.

The following table summarizes information regarding performance unit activity during the fiscal year ended September 30, 2015.

Performance Unit Activity
Year Ended September 30, 2015
Number of Units
Non-vested and outstanding, beginning of year	12,268,921
Granted	4,785,921
Vested	—
Cancelled/forfeited	(4,369,209)
Non-vested and outstanding, end of year	12,685,633

The total fair value of performance units outstanding at September 30, 2015 for the units expected to vest in the future was $20.3 million. As of September 30, 2015, 2014 and 2013, we recorded a current and deferred liability of $13.3 million, $2.4 million and $4.9 million, respectively, related to our performance units. The current liability was recorded in "Accounts payable and other accrued liabilities—other" in the amounts of $6.4 million and $2.0 million at September 30, 2015 and 2013, respectively. There was no current liability recorded in "Accounts payable and other accrued liabilities—other" at September 30, 2014. The deferred liability was recorded in “Deferred Credits—other” in the amounts of $6.9 million, $2.4 million, and $2.9 million at September 30, 2015, 2014 and 2013, respectively. During the fiscal years ended September 30, 2015 and 2013, we did not make any cash payments to settle performance unit awards. During the fiscal year ended September 30, 2014, we paid $2.0 million in cash to settle performance unit awards.
We estimated the fair value of performance units using a Monte Carlo simulation model. The following table provides the year-end assumptions used to value our performance units:

Fair Value Assumptions
	September 30, 2015
	10/1/2014 Grant	10/1/2013 Grant
Expected stock-price volatility	20.20%	20.80%

Expected stock-price volatility is based on the daily historical volatility of our common shares for a period equal to the remaining term of the performance units.
Stock Options

All remaining 5,318 stock options were exercised during fiscal year 2015; therefore, no remaining stock options were outstanding at September 30, 2015. We received $0.2 million and $0.7 million from the exercise of stock options during the years ended September 30, 2015 and 2014. There were no stock options exercised during the year ended September 30, 2013 and no related tax benefits realized. The related tax benefits realized for the fiscal years ended September 30, 2015 and 2014 were minimal and $0.1 million, respectively.
STOCK GRANTS TO DIRECTORS
Non-employee directors receive a portion of their annual retainer fee in the form of common stock through the Directors’ Stock Compensation Plan. Up to 270,000 shares of common stock may be awarded under the plan. Shares granted to directors were approximately 15,100, 17,000 and 16,600 for the fiscal years ended September 30, 2015, 2014 and 2013, respectively. For those years, the weighted average fair value of the stock on the grant dates was $54.05, $40.06, and $40.46, respectively. Shares awarded to the participants; (i) vest immediately and cannot be forfeited; (ii) may be sold or transferred and (iii) have voting and dividend rights. For the year ended September 30, 2015, WGL recognized stock-based compensation expense related to stock grants of $0.8 million, net of related income tax benefits of $0.3 million. For each of the years ended September 30, 2014 and 2013, WGL recognized stock-based compensation expense related to stock grants of $0.7 million, net of related income tax benefits of $0.3 million.